Schedule of warrant contract asset and derivative liability (Details) - SEK (kr) kr in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Warrant Agreement With Customer
Initial recognition of warrant contract asset at March 18, 2026		kr 1,480,446
Amortization to revenue		(1,020)
Foreign currency translation adjustment	kr 29,857	46,155
Closing balance on June 30, 2026	1,525,580	1,525,580
Initial recognition of warrant derivative liability at March 18, 2026		1,480,446
Change in fair value of warrants		(269,913)
Foreign currency translation adjustment		46,207
Closing balance on June 30, 2026	kr 1,256,740	kr 1,256,740